Other information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information

Year ended December 31,	2018	2017
Cash paid during the year for:
Interest	$9,258	$5,615
Cash received during the year for:
Interest	41	162

Schedule of non-cash transactions

Year ended December 31,	2018	2017
Non-cash transactions:
Addition of property, plant and equipment by means of capital leases	49,440	34,730
Property, plant and equipment reclassified to asset held for sale	(53)	(6,869)
Increase in capital lease obligations related to purchase of heavy equipment fleet and related assets	1,759	—
Increase in capital lease obligations related to investment in affiliates and joint ventures	542	—
Increase in capital lease obligations related to the initial investment in the partnership	—	800
Increase in equipment promissory notes related to purchase of heavy equipment fleet and related assets	10,851	—
Acquisition of property, plant and equipment related to the initial investment in the partnership	—	2,581
Increase in long term debt related to the initial investment in the partnership	—	637
Increase in long term debt related to investment in affiliates and joint ventures	3,127	—
Non-cash working capital exclusions:
Decrease in contract assets related to adoption of accounting standards	(547)	—
Increase in inventory related to the initial partnership investment	—	29
Increase in inventory related to the purchase of heavy equipment fleet and related assets	4,268	—
Increase in prepaid expenses related to the initial investment in the partnership	—	4
Increase in other assets related to adoption of accounting standards	502	—
Increase in accrued liabilities related to the current portion of the deferred gain on sale-leaseback	—	(859)
Decrease in accrued liabilities related to conversion of bonus compensation to deferred stock units	326	—
Decrease in accrued liabilities related to dividend payable	10	59
Non-cash working capital transactions related to investments in affiliates and joint ventures:
Increase in accounts receivable	13,234	—
Increase in contract assets	3,089	—
Increase in inventory	3,926	—
Increase in prepaid expenses	399	—
Increase in accounts payable	(10,604)	—
Increase in accrued liabilities	(1,136)	—
Increase in contract liabilities	(360)	—

Schedule of net change in non-cash working capital
The table below represents the cash (used in) provided by non-cash working capital:

Year ended December 31,	2018	2017
Operating activities:
Accounts receivable	$(22,359)	$(7,148)
Contract assets	13,441	(5,607)
Inventories	(443)	(1,288)
Contract costs	(1,384)	—
Prepaid expenses and deposits	(1,513)	(283)
Accounts payable	17,665	5,640
Accrued liabilities	5,923	1,904
Contract liabilities	2,848	(247)
	$14,178	$(7,029)